Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	AUSTRALIA — 4.4%
121,025	Beach Energy Ltd.	$150,530
135,483	Orora Ltd.	258,717
105,274	Steadfast Group Ltd.	319,966
150,339	Tassal Group Ltd.	399,096
		1,128,309
	AUSTRIA — 2.3%
7,285	Palfinger A.G.	259,400
12,673	S&T A.G. *	332,614
		592,014
	DENMARK — 1.0%
2,609	Schouw & Co. A/S	262,515
	FRANCE — 7.5%
4,633	Alstom S.A. *	251,208
2,685	Alten S.A. *	282,712
11,534	Chargeurs S.A.	258,503
2,698	Devoteam S.A. *	320,431
5,733	Kaufman & Broad S.A.	262,658
11,053	Tikehau Capital SCA	300,470
2,426	Vetoquinol S.A.	253,679
		1,929,661
	GERMANY — 6.2%
5,785	CANCOM S.E.	342,686
15,079	PATRIZIA A.G.	459,399
2,971	Stroeer S.E. & Co. KGaA	267,720
17,213	TAG Immobilien A.G. *	528,573
		1,598,378
	IRELAND — 2.9%
8,130	Smurfit Kappa Group PLC	391,503
31,696	UDG Healthcare PLC	353,385
		744,888
	JAPAN — 31.7%
12,900	Aeon Delight Co., Ltd.	337,816
55,200	Broadleaf Co., Ltd.	333,034
10,730	Daiseki Co., Ltd.	339,922
10,600	Denka Co., Ltd.	403,695
16,480	DTS Corp.	351,182
7,539	Fuji Electric Co., Ltd.	300,398
14,800	Fujitec Co., Ltd.	322,900
26,309	FULLCAST Holdings Co., Ltd.	420,786

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
13,900	Hamakyorex Co., Ltd.	$406,146
5,960	Horiba Ltd.	390,188
8,108	Information Services International-Dentsu Ltd.	299,030
7,932	JSB Co., Ltd.	257,970
3,900	Koito Manufacturing Co., Ltd.	251,626
15,300	Nohmi Bosai Ltd.	323,252
12,849	Noritsu Koki Co., Ltd.	258,769
12,695	Optorun Co., Ltd.	299,659
28,751	Poletowin Pitcrew Holdings, Inc.	318,891
28,200	Raiznext Corp.	311,628
28,613	Sanwa Holdings Corp.	326,207
9,313	Ship Healthcare Holdings, Inc.	535,836
6,619	Stella Chemifa Corp.	218,460
16,577	Takeuchi Manufacturing Co., Ltd.	377,455
6,579	Tokyo Seimitsu Co., Ltd.	304,191
10,887	Zenkoku Hosho Co., Ltd.	485,974
		8,175,015
	JERSEY — 2.3%
39,695	JTC PLC [1]	330,656
35,216	Sanne Group PLC	266,240
		596,896
	LUXEMBOURG — 2.5%
4,831	Befesa S.A. [1]	320,597
7,469	Shurgard Self Storage S.A.	328,748
		649,345
	NETHERLANDS — 2.2%
20,703	Intertrust N.V. *,1	318,316
5,365	Signify N.V. *,1	256,006
		574,322
	NORWAY — 4.1%
34,297	Atea A.S.A. *	521,832
30,764	Austevoll Seafood A.S.A.	306,374
81,972	Self Storage Group A.S.A. *	225,393
		1,053,599
	SINGAPORE — 0.9%
228,900	Frencken Group Ltd.	235,207
	SPAIN — 1.3%
15,144	Ebro Foods S.A.	330,080

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 4.4%
14,237	Alimak Group A.B. [1]	$236,125
14,957	Dometic Group A.B. *,1	206,431
26,658	Granges A.B. *	306,061
49,773	Scandi Standard A.B. *	403,148
		1,151,765
	SWITZERLAND — 2.5%
523	Bucher Industries A.G.	247,446
38,972	OC Oerlikon Corp. A.G.	400,522
		647,968
	UNITED KINGDOM — 21.7%
40,122	Ascential PLC *	181,673
70,072	Beazley PLC	298,221
32,522	Bodycote PLC	311,675
7,186	Clarkson PLC	246,130
22,502	Clipper Logistics PLC	165,218
17,155	Close Brothers Group PLC	330,596
5,007	Computacenter PLC	160,275
162,287	Equiniti Group PLC *,1	258,405
7,953	Future PLC	188,398
44,803	Inchcape PLC *	406,038
197,355	Kin & Carta PLC *	386,842
79,293	Marlowe PLC *	623,567
89,679	National Express Group PLC *	306,499
51,047	On the Beach Group PLC *,1	230,442
45,757	Redrow PLC *	328,555
67,246	Restore PLC *	327,063
89,826	Sabre Insurance Group PLC [1]	311,801
24,206	Safestore Holdings PLC - REIT	267,994
55,641	Tyman PLC *	263,759
		5,593,151
	Total Common Stocks
	(Cost $22,140,142)	25,263,113

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.3%
$346,359	UMB Money Market Fiduciary , 0.01%*,2	$346,359
	Total Short-Term Investments
	(Cost $346,359)	346,359
	TOTAL INVESTMENTS — 99.2%
	(Cost $22,486,501)	25,609,472
	Other Assets in Excess of Liabilities — 0.8%	198,246
	TOTAL NET ASSETS — 100.0%	$25,807,718

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,468,779, which represents 9.57% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.